Stockholders' Equity - Stock Awards (Details) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended		9 Months Ended		12 Months Ended
	May 28, 2025	Jul. 30, 2024	Aug. 23, 2023	May 15, 2023	Apr. 17, 2023	Jan. 01, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Number of Other than Options
Outstanding, beginning balance (in shares)									35,333	33,333	33,333
Granted (in shares)											30,770
Vested (in shares)											(28,770)
Outstanding, ending balance (in shares)											35,333	33,333
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)									$ 34.8	$ 36.81	$ 36.81
Granted (in dollars per share)											8.45
Vested (in dollars per share)											8.94
Outstanding, ending balance (in dollars per share)											$ 34.8	$ 36.81
Other disclosures
Compensation expense							$ 150	$ 150	$ 480	$ 320	$ 470	$ 220
Percentage of salary paid in stock		40.00%
Percentage of salary divided by share price		40.00%
Non Management Directors
Number of Other than Options
Granted (in shares)			4,000
Other disclosures
Compensation expense												200
Consultant
Number of Other than Options
Granted (in shares)				5,000	833	833
Restricted Stock
Number of Other than Options
Outstanding, beginning balance (in shares)									35,333
Granted (in shares)									113,901
Vested (in shares)									(92,401)
Outstanding, ending balance (in shares)							56,833		56,833		35,333
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)									$ 34.8
Granted (in dollars per share)									2.09
Vested (in dollars per share)									1.96
Outstanding, ending balance (in dollars per share)							$ 22.63		$ 22.63		$ 34.8
Other disclosures
Compensation expense							$ 140	$ 130	$ 410	$ 260	$ 390	$ 120
Unrecognized compensation expense							$ 30		$ 30		$ 30
Weighted average period of recognition									8 months 4 days		11 months 12 days
Restricted Stock | Non Management Directors
Number of Other than Options
Granted (in shares)	4,000
Restricted Stock | Management
Number of Other than Options
Granted (in shares)	17,500
Restricted Stock | Executive Officer
Number of Other than Options
Granted (in shares)									92,401
Other disclosures
Percentage of salary paid in stock		40.00%
Restricted Stock | Vesting on April 1, 2026 | Non Management Directors
Other disclosures
Vesting rights (percentage per year)	50.00%
Restricted Stock | Vesting on April 1, 2027 | Non Management Directors
Other disclosures
Vesting rights (percentage per year)	50.00%